Other Income and Other Expense - Summary of Other Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other income and expenses [abstract]
Release of provisions for contingent liabilities	€ 1,700
VAT relief	1,392
Extraordinary contingent assets	609
Extraordinary reimbursement		€ 1,650
Other	2,243
Total	€ 5,944	€ 1,650	[1]

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.